UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2009

Date of reporting period:         June 30, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                              (WELLS FARGO LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                                   (GRAPHIC)

                               Semi-Annual Report
                                  June 30, 2009

               WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)
                                   - Series G

REDUCE CLUTTER. SAVE TREES.

     Sign up for electronic delivery of prospectuses and shareholder reports at WWW.WELLSFARGO.COM/ADVANTAGEDELIVERY

Contents

PERFORMANCE HIGHLIGHTS
CoreBuilder Shares - Series G ............................................     2
FUND EXPENSES ............................................................     4
PORTFOLIO OF INVESTMENTS
CoreBuilder Shares - Series G ............................................     5
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................     7
Statement of Operations ..................................................     8
Statements of Changes in Net Assets ......................................     9
Financial Highlights .....................................................    10
NOTES TO FINANCIAL STATEMENTS ............................................    12
OTHER INFORMATION ........................................................    17
LIST OF ABBREVIATIONS ....................................................    22

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                2 Wells Fargo Managed Account CoreBuilder Shares


                                                          Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G

INVESTMENT OBJECTIVE

THE WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Michael J. Bray, CFA

FUND INCEPTION

April 15, 2008

PORTFOLIO ALLOCATION (1)
(AS OF JUNE 30, 2009)

                                  (PIE CHART)

Asset Backed Securities               (2%)
Cash Equivalents                     (10%)
Collateralized Mortgage Securities   (16%)
Corporate Bonds                       (4%)
Federal Agencies                     (44%)
Municipal Bonds                       (2%)
U.S. Treasury Bonds                   (8%)
U.S. Treasury Notes                  (14%)

----------
(1.) Portfolio allocation is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                Wells Fargo Managed Account CoreBuilder Shares 3


Performance Highlights

           WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES G (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                             6-Months*   1 Year   Life of Fund
                                             ---------   ------   ------------
CoreBuilder Shares - Series G                  3.62       9.40        7.58
Barclays Capital U.S. Securitized Index(2)     3.64       7.06        5.56

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(2.) The Barclays Capital U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage- backed securities. You cannot invest directly in an Index.

                4 Wells Fargo Managed Account CoreBuilder Shares


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning       Ending          Expenses
                                           Account Value   Account Value   Paid During     Net Annual
COREBUILDER SHARES - SERIES G                01-01-2009      06-30-2009     the Period   Expense Ratio
-----------------------------              -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $1,036.20         $0.00        0.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,024.79         $0.00        0.00%

                Wells Fargo Managed Account CoreBuilder Shares 5


Portfolio of Investments--June 30, 2009 (Unaudited)

COREBUILDER SHARES - SERIES G

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE       VALUE
------------   ----------------------------------------------------------   -------------   -------------   -------------
AGENCY SECURITIES: 84.83%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.07%
$    153,171   FHLMC #A77459                                                    7.50%         05/01/2038    $     164,774
     168,736   FHLMC #F60001                                                    4.50          01/01/2024          172,532
     502,762   FHLMC #H09174                                                    5.50          03/01/2038          517,761
                                                                                                                  855,067
                                                                                                            -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 77.95%
     220,000   FNMA%%                                                           4.00          07/01/2039          213,434
   2,265,000   FNMA%%                                                           5.00          07/01/2038        2,306,053
   2,480,000   FNMA%%                                                           5.50          07/01/2023        2,594,700
   2,870,000   FNMA%%                                                           5.50          07/01/2039        2,962,380
   2,255,000   FNMA%%                                                           6.00          07/01/2038        2,356,475
     800,000   FNMA%%                                                           6.50          07/01/2038          852,000
     105,988   FNMA #256986                                                     7.00          11/01/2037          114,615
     246,830   FNMA #257307                                                     6.00          08/01/2038          258,276
     323,523   FNMA #888707                                                     7.50          10/01/2037          351,293
     108,722   FNMA #934370                                                     5.50          08/01/2038          112,384
     311,929   FNMA #941312                                                     6.50          07/01/2037          332,649
     146,623   FNMA #976190                                                     7.50          05/01/2038          159,193
     210,566   FNMA #987853                                                     5.50          08/01/2038          217,658
     279,555   FNMA #995591                                                     7.00          03/01/2039          299,705
                                                                                                               13,130,815
                                                                                                            -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.81%
   3,646,979   GNMA SERIES 2002-53 CLASS IO+/-(c)                               0.99          04/16/2042           86,182
      44,879   GNMA SERIES 2005-90 CLASS A                                      3.76          09/16/2028           45,722
     165,000   GNMA SERIES 2007-75 CLASS B                                      5.05          03/16/2036          172,356
                                                                                                                  304,260
                                                                                                            -------------
TOTAL AGENCY SECURITIES (COST $14,164,769)                                                                     14,290,142
                                                                                                            -------------
ASSET BACKED SECURITIES: 3.45%
     100,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS
               A3B+/-                                                           1.02          12/15/2011           99,146
     165,000   CHASE ISSUANCE TRUST SERIES 2009-A3 CLASS A3                     2.40          06/17/2013          165,183
      90,000   DISCOVER CARD MASTER TRUST SERIES 2008-A3 CLASS A3               5.10          10/15/2013           93,377
      70,000   DISCOVER CARD MASTER TRUST SERIES 2008-A4 CLASS A4               5.65          12/15/2015           72,772
      59,387   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A4                     4.63          05/15/2012           60,349
      88,624   USAA AUTO OWNER TRUST SERIES 2007-2 CLASS A3                     4.90          02/15/2012           90,242
TOTAL ASSET BACKED SECURITIES (COST $574,578)                                                                     581,069
                                                                                                            -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.51%
      90,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
               2007-T28 CLASS AAB                                               5.75          09/11/2042           80,703
      74,847   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS
               2A2+/-                                                           5.24          12/25/2035           66,673
     100,000   COMMERCIAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
               2004-LB4A CLASS A4                                               4.58          10/15/2037           86,765
     126,492   FHLMC SERIES T-42 CLASS A5                                       7.50          02/25/2042          135,425
      89,853   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
               2A1+/-                                                           5.24          07/25/2043           86,394
      85,273   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
               2A1+/-                                                           5.15          10/25/2043           81,675
      74,907   FNMA SERIES 2005-W4 CLASS 3A+/-                                  5.11          06/25/2035           77,281
     133,267   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                        7.00          05/25/2044          145,927
     130,722   FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                        7.00          08/25/2044          141,894
     419,517   GNMA SERIES 2006-3 CLASS A                                       4.21          01/16/2028          428,997
     103,417   GNMA SERIES 2007-12 CLASS A                                      3.96          06/16/2031          105,725
      65,640   GNMA SERIES 2007-69 CLASS TA+/-                                  4.83          06/16/2031           67,747
    4,219,28   GNMA SERIES 2008-22 CLASS XM+/-(c)                               1.08          02/16/2049          208,290

                6 Wells Fargo Managed Account CoreBuilder Shares


                             Portfolio of Investments--June 30, 2009 (Unaudited)

COREBUILDER SHARES - SERIES G

  PRINCIPAL    SECURITY NAME                                                INTEREST RATE   MATURITY DATE       VALUE
------------   ----------------------------------------------------------   -------------   -------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     89,906   GNMA SERIES 2008-39 CLASS A                                     4.50%          02/16/2023    $      92,054
     135,000   GNMA SERIES 2008-86 CLASS D                                     5.46           06/16/2040          140,542
     110,000   LEHMAN BROTHERS-UBS COMMERCIAL MORTGAGE TRUST SERIES
               2003-C8 CLASS A3                                                4.83           11/15/2027          105,866
      40,000   MORGAN STANLEY CAPITAL I SERIES 2004-T15 CLASS A4+/-            5.27           06/13/2041           36,086
     200,000   TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-         6.10           08/15/2039          187,125
                                                                                                            -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,245,739)                                                     2,275,169
                                                                                                            -------------
US TREASURY SECURITIES: 10.98%
US TREASURY NOTES: 10.98%
   1,020,000   US TREASURY NOTE                                                1.50           10/31/2010        1,031,316
     840,000   US TREASURY NOTE                                                1.88           02/28/2014          818,278
                                                                                                            -------------
                                                                                                                1,849,594
                                                                                                            -------------
TOTAL US TREASURY SECURITIES (COST $1,853,690)                                                                  1,849,594
                                                                                                            -------------

   SHARES                                                                       YIELD
------------                                                                -------------
SHORT-TERM INVESTMENTS: 54.25%
MUTUAL FUNDS: 53.95%
   9,088,079   Wells Fargo Advantage Money Market Trust~+++                     0.42%                           9,088,079
                                                                                                            -------------

  PRINCIPAL                                                                 INTEREST RATE   MATURITY DATE
------------                                                                -------------   -------------
US TREASURY BILLS: 0.30%
$     50,000   US TREASURY BILL###                                              0.20          09/24/2009           49,979
                                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $9,138,056)                                                                  9,138,058
                                                                                                            -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $27,976,832)*                                                167.02%                                  $  28,134,032
OTHER ASSETS AND LIABILITIES, NET                                  (67.02)                                    (11,289,437)
                                                                   ------                                   -------------
TOTAL NET ASSETS                                                   100.00%                                  $  16,844,595
                                                                   ------                                   -------------

----------
%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

+/-  Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $9,088,079.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is $27,976,832 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 215,917
Gross unrealized depreciation                  (58,717)
                                             ---------
Net unrealized appreciation (depreciation)   $ 157,200

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 7


Statement of Assets and Liabilities--June 30, 2009 (Unaudited)

                                                                           CoreBuilder
                                                                        Shares - Series G
                                                                        -----------------
ASSETS
   Investments
      In securities, at value .......................................      $19,045,953
      In affiliates .................................................        9,088,079
                                                                           -----------
   Total investments at value (see cost below) ......................       28,134,032
                                                                           -----------
   Variation margin receivable on futures contracts .................              108
   Receivables for dividends and interest ...........................           41,826
                                                                           -----------
Total assets ........................................................       28,175,966
                                                                           -----------
LIABILITIES
   Payable for Fund shares redeemed .................................           13,596
   Payable for investments purchased ................................       11,253,155
   Dividends payable ................................................           64,620
                                                                           -----------
Total liabilities ...................................................       11,331,371
                                                                           -----------
TOTAL NET ASSETS ....................................................      $16,844,595
                                                                           ===========
NET ASSETS CONSIST OF
   Paid-in capital ..................................................      $16,461,948
   Undistributed/overdistributed net investment income (loss) .......          (99,018)
   Undistributed net realized gain (loss) on investments ............          323,261
   Net unrealized appreciation (depreciation) of investments ........          157,200
   Net unrealized appreciation (depreciation) of futures ............            1,204
                                                                           -----------
TOTAL NET ASSETS ....................................................      $16,844,595
                                                                           ===========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets .......................................................      $16,844,595
   Shares outstanding ...............................................        1,636,042
   Net asset value per share ........................................      $     10.30
                                                                           -----------
Investments at cost .................................................      $27,976,832
                                                                           -----------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                8 Wells Fargo Managed Account CoreBuilder Shares


     Statement of Operations--For the Six Months Ended June 30, 2009 (Unaudited)

                                                                             CoreBuilder
                                                                          Shares - Series G
                                                                          -----------------
INVESTMENT INCOME
   Interest ...........................................................       $161,643
   Income from affiliated securities ..................................         20,625
                                                                              --------
Total investment income ...............................................        182,268
                                                                              --------
Net investment income (loss) ..........................................        182,268
                                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities .........................................................        248,696
   Futures transactions ...............................................        (15,842)
                                                                              --------
Net realized gain and loss from investments ...........................        232,854
                                                                              --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities .........................................................         88,615
   Futures transactions ...............................................         14,889
                                                                              --------
Net change in unrealized appreciation (depreciation) of investments ...        103,504
                                                                              --------
Net realized and unrealized gain (loss) on investments ................        336,358
                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......       $518,626
                                                                              ========

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 9


Statements of Changes in Net Assets

                                                                       For the
                                                                   Six Months Ended        For the
                                                                     June 30, 2009      Period Ended
                                                                      (Unaudited)     December 31, 2008*
                                                                   ----------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................      $10,195,866        $         0
OPERATIONS
   Net investment income (loss) ................................          182,268            247,378
   Net realized gain (loss) on investments .....................          232,854            224,114
   Net change in unrealized appreciation (depreciation) of
      investments ..............................................          103,504             54,900
                                                                      -----------        -----------
Net increase (decrease) in net assets resulting
   from operations .............................................          518,626            526,392
                                                                      -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .......................................         (285,205)          (362,066)
   Net realized gain on sales of investments ...................                0            (15,100)
                                                                      -----------        -----------
Total distributions to shareholders ............................         (285,205)          (377,166)
                                                                      -----------        -----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ...................................        7,369,638         10,046,640
   Cost of shares redeemed .....................................         (954,330)                 0
                                                                      -----------        -----------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ..................................        6,415,308         10,046,640
                                                                      -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................        6,648,729         10,195,866
                                                                      ===========        ===========
ENDING NET ASSETS ..............................................      $16,844,595        $10,195,866
                                                                      ===========        ===========
SHARES ISSUED AND REDEEMED
   Shares sold .................................................          724,504          1,004,650
   Shares redeemed .............................................          (93,112)                 0
                                                                      -----------        -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ..................................          631,392          1,004,650
                                                                      ===========        ===========
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED
   NET INVESTMENT INCOME (LOSS) ................................      $   (99,018)       $     3,919
                                                                      ===========        ===========

* Period from the inception of the Fund on April 15, 2008 through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

               10 Wells Fargo Managed Account CoreBuilder Shares


                                                            Financial Highlights

                                      Beginning                    Net Realized    Distributions
                                      Net Asset        Net        and Unrealized     from Net
                                      Value Per     Investment      Gain (Loss)     Investment
                                        Share     Income (Loss)   on Investments       Income
                                      ---------   -------------   --------------   -------------
COREBUILDER SHARES - SERIES G
January 1, 2009 to June 30, 2009
   (Unaudited) ....................    $10.15          0.15            0.21            (0.21)
April 15, 2008(3) to December 31,
   2008 ...........................    $10.00          0.25            0.28            (0.36)

----------
(1.) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

(4.) Portfolio turnover ratio excluding TBAs is 10%.

(5.) Portfolio turnover ratio excluding TBAs is 16%.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Managed Account CoreBuilder Shares 11


Financial Highlights

                                               Net Investment
                                    Ending      Income (Loss)
 Distributions    Distributions   Net Asset   Ratio to Average               Portfolio    Net Assets at
   from Net       in Excess of    Value Per      Net Assets        Total      Turnover    End of Period
Realized Gains   Realized Gains     Share       (Annualized)     Return(1)    Rate(2)    (000s) omitted
--------------   --------------   ---------   ----------------   ---------   ---------   --------------
     0.00             0.00          $10.30          2.58%          3.62%      355%(5)        $16,845
    (0.02)            0.00          $10.15          3.48%          5.41%      495%(4)        $10,196

           12 Wells Fargo Managed Account CoreBuilder Shares


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999 and at June 30, 2009 was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the CoreBuilder Shares - Series G.

CoreBuilder Shares - Series G has been developed as an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. CoreBuilder Shares - Series G is a special purpose fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. CoreBuilder Shares - Series G enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 20, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

                Wells Fargo Managed Account CoreBuilder Shares 13


Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments in securities:

                                                                 Significant Other       Significant        Total Fair
                                                 Quoted Prices   Observable Inputs   Unobservable Inputs   Value as of
INVESTMENT IN SECURITITES*                         (Level 1)         (Level 2)            (Level 3)         06/30/2009
--------------------------                       -------------   -----------------   -------------------   -----------
COREBUILDER SHARES - SERIES G
   Asset-backed securities                         $        0       $   581,069               $0           $   581,069
   Collaterized Mortgage Obligations                        0         2,275,169                0             2,275,169
   Mortgage-backed securities                               0        14,290,142                0            14,290,142
   Debt securities issued by U.S. Treasury and
      U.S. government agencies                              0         1,849,594                0             1,849,594
   Short-term investments                           9,088,079            49,979                0             9,138,058
      TOTAL                                        $9,088,079       $19,045,953               $0           $28,134,032

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments in other financial instruments:*

                                                Significant Other       Significant       Total Unrealized
                                Quoted Prices   Observable Inputs   Unobservable Inputs     Appreciation/
FUND                              (Level 1)         (Level 2)            (Level 3)         (Depreciation)
----                            -------------   -----------------   -------------------   ----------------
COREBUILDER SHARES - SERIES G       $1,204              $0                   $0                $1,204

* Other financial instruments may include: futures, options, forwards, and swaps.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

                14 Wells Fargo Managed Account CoreBuilder Shares


                                                   Notes to Financial Statements

Debt obligations may be placed on non-accrual status and related investment income may be reduced by writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax year: December 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

The Fund had deferred post-October capital losses occurring subsequent to December 31, 2008. For tax purposes, such losses were treated as having occurred on January 1, 2009. As of December 31, 2008, deferred post-October capital loss was as follows:

                                  Deferred
                                Post-October
FUND                            Capital Loss
----                            ------------
COREBUILDER SHARES - SERIES G      $32,138

FUTURES CONTRACTS

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and

                Wells Fargo Managed Account CoreBuilder Shares 15


Notes to Financial Statements

that a change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. At June 30, 2009, the Fund held following futures contract:

                                                                                Notional    Net Unrealized
                                                                                Contract    Appreciation
FUND                            Contracts        Type        Expiration Date     Amount     (Depreciation)
----                            ---------   --------------   ---------------   ----------   --------------
COREBUILDER SHARES - SERIES G    11 Long    US 5 Year Note    September 2009   $1,262,959      $(1,052)
                                 5 Short    US 2 Year Note    September 2009    1,083,350        2,256

The average notional amount of futures contracts in the table above is representative of the volume of futures activity during the six-month period ended June 30, 2009.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or "when-issued" basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended June 30, 2009, were as follows:

Fund                            Purchases at Cost   Sales Proceeds
----                            -----------------   --------------
COREBUILDER SHARES - SERIES G      $63,477,149        $56,580,324

                16 Wells Fargo Managed Account CoreBuilder Shares


                                                   Notes to Financial Statements

5. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more its shareholders that hold a significant percentage of the Fund's shares outstanding. Investment and/or voting activities of these shareholders with respect their holdings in Fund shares could have a material impact on the Fund.

At June 30, 2009, there were two shareholders who held 99.71% of the outstanding shares of the Fund and 61.12% held by affiliates of Wells Fargo & Company.

Shareholder                             % of ownership
-----------                             --------------
Wells Capital Management Incorporated       61.12%
Citigroup Global Markets Incorporated       38.59%

                Wells Fargo Managed Account CoreBuilder Shares 17


Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     Position Held and
Name and Age         Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
------------         ---------------------   ------------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;    Co-Founder, Chairman, President and CEO of Crystal Geyser      None
66                   Chairman, since 2005    Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Trustee, since 2009     Retired. Prior thereto, President and CEO of BellSouth         CIGNA Corporation;
56                                           Advertising and Publishing Corp. from 2005 to 2007,            Deluxe Corporation
                                             President and CEO of BellSouth Enterprises from 2004 to
                                             2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                             Foundation Board of Governors and a member of the Advisory
                                             Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008     Retired. Prior thereto, Chief Executive Officer and Chief      None
60                                           Investment Officer of Minneapolis Employees Retirement Fund
                                             from 1996 to 2008. Ms. Johnson is a certified public
                                             accountant and a certified managerial accountant.

David F. Larcker     Trustee, since 2009     James Irvin Miller Professor of Accounting at the Graduate     None
58                                           School of Business, Stanford University. Director of
                                             Corporate Governance Research Program and Co-Director of
                                             The Rock Center for Corporate Governance since 2006. From
                                             2005 to 2008, Professor of Accounting at the Graduate
                                             School of Business, Stanford University. Prior thereto,
                                             Ernst & Young Professor of Accounting at The Wharton
                                             School, University of Pennsylvania from 1985 to 2005.

                18 Wells Fargo Managed Account CoreBuilder Shares


                                                               Other Information

                     Position Held and
Name and Age         Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
------------         ---------------------   ------------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006     Professor of Insurance and Risk Management, Wharton School,    None
56                                           University of Pennsylvania. Director of the Boettner Center
                                             on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                             associate, National Bureau of Economic Research.

Timothy J. Penny     Trustee, since 1996     President and CEO of Southern Minnesota Initiative             None
57                                           Foundation, a non-profit organization since 2007 and Senior
                                             Fellow at the Humphrey Institute Policy Forum at the
                                             University of Minnesota since 1995. Member of the Board of
                                             Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996     Principal of the law firm of Willeke & Daniels. General        None
69                                           Counsel of the Minneapolis Employees Retirement Fund from
                                             1984 to present.

OFFICERS

                     Position Held and
Name and Age         Length of Service(2)    Principal Occupations During Past Five Years                   Other Directorships
------------         ---------------------   ------------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003   Executive Vice President of Wells Fargo Bank, N.A. and         None
50                                           President of Wells Fargo Funds Management, LLC since 2003.
                                             Senior Vice President and Chief Administrative Officer of
                                             Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since        2000; Senior Vice President and Secretary of Wells Fargo       None
48                   Chief Legal Officer,    Funds Management, LLC since 2001. Managing Counsel of Wells
                     since 2003              Fargo Bank, N.A. since 2000.

David Berardi(3)     Treasurer and           Vice President of Evergreen Investment Management Company,     None
34                   Assistant Treasurer,    LLC since 2008. Assistant Vice President of Evergreen
                     since 2009              Investment Services, Inc. from 2004 to 2008. Manager of Fund
                                             Reporting and Control for Evergreen Investment Management
                                             Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and           Senior Vice President of Evergreen Investment Management       None
35                   Assistant Treasurer,    Company, LLC since 2008. Vice President, Evergreen
                     since 2009              Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                             President, Evergreen Investment Services, Inc. from 2000 to
                                             2004 and the head of the Fund Reporting and Control Team
                                             within Fund Administration since 2005.

Debra Ann Early      Chief Compliance        Chief Compliance Officer of Wells Fargo Funds Management,      None
45                   Officer,                LLC since 2007. Chief Compliance Officer of Parnassus
                     since 2007              Investments from 2005 to 2007. Chief Financial Officer of
                                             Parnassus Investments from 2004 to 2007. Senior Audit
                                             Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.   Effective June 1, 2009.

               Wells Fargo Managed Account CoreBuilder Shares 19


Other Information

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES M AND WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES G

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the CoreBuilder Shares(SM) - Series M and CoreBuilder Shares(SM) - Series G (the "Funds") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting over time with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board noted that the Funds had less than one year of operational history as of December 31, 2008. The Board recognized the short operational history of the Funds and indicated its intent to continue to monitor each Fund's performance trends.

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board noted Fund Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement.

                20 Wells Fargo Managed Account CoreBuilder Shares


                                                               Other Information

The Board noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series G. The Board also considered comparisons of the zero fee and expense structure of the Funds to zero fee and expense structures for peer funds offered exclusively within similar SMAs. The Board noted that the zero fee and expense structures of the peer funds were similar to that of the Funds, except that one peer fund's adviser was entitled to fees, but waived all fees, leaving a net expense ratio of zero.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance history of Wells Capital Management and the expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate was consistent with the zero fee and expense structures of peer funds and concluded that it was reasonable. In addition, the Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo business providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Wells Capital Management, giving effect to differences in services covered by such fee rates.

               Wells Fargo Managed Account CoreBuilder Shares 21


Other Information

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Wells Capital Management as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                22 Wells Fargo Managed Account CoreBuilder Shares


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
CIFG   --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
ETF    --  Exchange-Traded Fund
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
FSA    --  Farm Service Agency
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
HUD    --  Housing & Urban Development
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Company
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MMD    --  Municipal Market Data
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
SPDR   --  Standard & Poor's Depositary Receipts
STIT   --  Short-Term Investment Trust
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(REDUCE CLUTTER. SAVE TREES. LOGO)

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO LOGO)

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Prospectus

The prospectus contains information about the CoreBuilder Shares - Series G designed to provide investors with important information to assist them in making investment decisions. The Prospectus should be read in conjunction with the Statement of Additional Information and the Form ADV of the separately managed account in which you are investing.

Statement of Additional Information (SAI)

Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports

Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO COREBUILDER SHARES contact us:

By telephone:
800-368-0627

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

You may also contact the financial intermediary, broker-dealer or bank, through whom you purchased Fund shares.

From the SEC:

Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.

To obtain information for a fee, write or email:

SEC's Public Reference Section
100"F"Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

                                                                       (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.    117066 08-09
                                                               SCBG/SAR129 06-09

                                                              (WELLS FARGO LOGO)

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                                    (GRAPHIC)

                     Semi-Annual Report
                     June 30, 2009

                     WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM)

                     -    SERIES M

REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of
prospectuses and shareholder reports at
www.wellsfargo.com/advantagedelivery

Contents

PERFORMANCE HIGHLIGHTS
CoreBuilder Shares - Series M .............................................    2
FUND EXPENSES .............................................................    4
PORTFOLIO OF INVESTMENTS
CoreBuilder Shares - Series M .............................................    5
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statements of Changes in Net Assets .......................................   10
Financial Highlights ......................................................   12
NOTES TO FINANCIAL STATEMENTS .............................................   14
OTHER INFORMATION .........................................................   17
LIST OF ABBREVIATIONS .....................................................   22

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                2 Wells Fargo Managed Account CoreBuilder Shares


                                                          Performance Highlights

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES M

INVESTMENT OBJECTIVE

THE WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES M FUND (the Fund) seeks total return, consisting of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Lyle J. Fitterer, CFA, CPA
Robert J. Miller

FUND INCEPTION

April 15, 2008

CREDIT QUALITY(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

Unrated   (20%)
AAA        (9%)
AA        (20%)
A         (28%)
BBB       (20%)
BB/Ba      (3%)

EFFECTIVE MATURITY DISTRIBUTION(1)
(AS OF JUNE 30, 2009)

                                   (PIE CHART)

0-1 Year       (4%)
1-3 Years      (4%)
3-5 Years     (10%)
5-10 Years    (31%)
10-20 Years   (29%)
20 + Years    (22%)

----------
(1.) The ratings indicated are from Standard & Poor's and/or Moody's Investors
     Service. Credit quality and effective maturity distribution are subject to change and are calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                Wells Fargo Managed Account CoreBuilder Shares 3


Performance Highlights

           WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES - SERIES M (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2009)

                                                 Excluding Sales Charge
                                           ---------------------------------
                                           6-Months*   1 Year   Life of Fund
                                           ---------   ------   ------------
Corebuilder Shares - Series M                12.98      5.95        5.35
Barclays Capital Municipal Bond Index(2)      6.42      3.77        2.19

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market).This fund is exposed to high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks. A portion of the Fund's income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

----------
(2.) Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an Index.

                4 Wells Fargo Managed Account CoreBuilder Shares


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning         Ending        Expenses
                                           Account Value   Account Value   Paid During     Net Annual
COREBUILDER SHARES - SERIES M                01-01-2009      06-30-2009     the Period   Expense Ratio
-----------------------------              -------------   -------------   -----------   -------------
Actual                                       $1,000.00       $1,129.80        $0.00          0.00%
Hypothetical (5% return before expenses)     $1,000.00       $1,024.79        $0.00          0.00%

                Wells Fargo Managed Account CoreBuilder Shares 5


Portfolio of Investments--June 30, 2009 (Unaudited)

COREBUILDER SHARES - SERIES M

                                                                                                INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                         RATE        DATE         VALUE
---------   -------------                                                                       --------   ----------   ----------
MUNICIPAL BONDS & NOTES: 98.79%
ALABAMA: 0.33%
$  25,000   COUNTY OF JEFFERSON AL SEWER REVENUE SERIES C-5
            (SEWER REVENUE, XLCA COMPANY INSURED)+/-ss(n)                                           0.95%  02/01/2040   $    8,500
   25,000   COUNTY OF JEFFERSON AL WATERS SUBSERIES B-1-C (SEWER REVENUE, FGIC
            INSURED)+/-ss(n)                                                                        0.95   02/01/2042        8,500
                                                                                                                            17,000
                                                                                                                        ----------
ARIZONA: 3.81%
  100,000   ARIZONA SCHOOL FACILITIES BOARD REVENUE STATE SCHOOL TRUST
            (OTHER REVENUE, AMBAC INSURED)                                                          5.00   07/01/2016      101,653
  100,000   VERRADO AZ COMMUNITY FACILITIES DISTRICT #1 (OTHER REVENUE)                             4.85   07/15/2014       92,691
                                                                                                                           194,344
                                                                                                                        ----------
CALIFORNIA: 11.00%
  400,000   ALAMEDA CORRIDOR TRANSPORTATION AUTHORITY SUB LIEN SERIES A
            (TRANSPORTATION REVENUE, AMBAC INSURED)##                                               5.81   10/01/2018      235,396
  125,000   CALIFORNIA STATEWIDE CDA KAISER PERMANENTE SERIES B (HOSPITAL REVENUE, BHAC
            CREDIT)+/-ss                                                                            1.59   04/01/2036       73,906
  175,000   PETALUMA CITY CA JOINT UNION HIGH SCHOOL DISTRICT CAPITAL APPRECIATION
            (PROPERTY TAX REVENUE)##                                                                5.27   08/01/2018      109,048
  140,000   SAN DIEGO COUNTY CA CERTIFICATES PARTNERSHIP (LEASE REVENUE, AMBAC INSURED)             5.63   09/01/2012      142,750
                                                                                                                           561,100
                                                                                                                        ----------
COLORADO: 17.32%
  100,000   AURARIA HIGHER EDUCATION CENTER LAND ACQUISITION PROJECT (LEASE REVENUE)                6.00   05/01/2023      102,529
  200,000   COLORADO ECFA CHARTER SCHOOL-AMERICAN ACADEMY PROJECT (LEASE REVENUE)                   7.13   12/01/2033      207,016
  200,000   COLORADO HEALTH FACILITIES AUTHORITY CATHOLIC HEALTH INITIATIVES-A (HCFR)               5.50   03/01/2032      203,354
  245,000   DENVER CO HEALTH & HOSPITAL AUTHORITY SERIES B (HCFR)+/-ss                              1.95   12/01/2033      120,356
  250,000   E-470 CO PUBLIC HIGHWAY AUTHORITY SERIES D2 (OTHER REVENUE, MBIA INSURED)+/-ss          5.00   09/01/2039      250,468
                                                                                                                           883,723
                                                                                                                        ----------
GEORGIA: 3.24%
   50,000   ATLANTA DEVELOPMENT AUTHORITY SERIES A (IDR, AMBAC INSURED)                             5.00   01/01/2027       42,321
  135,000   MAIN STREET NATURAL GAS INCORPORATED SERIES A (UTILITIES REVENUE)                       5.00   03/15/2022      122,745
                                                                                                                           165,066
                                                                                                                        ----------
GUAM: 1.90%
  100,000   GUAM SECTION 30 SERIES A (OTHER REVENUE)                                                5.38   12/01/2024       97,029
                                                                                                                        ----------
IDAHO: 6.00%
  100,000   BOISE-KUNA IRRIGATION DISTRICT (ELECTRIC REVENUE)                                       7.38   06/01/2040      108,571
  250,000   IDAHO HOUSING & FINANCE ASSOCIATION LIBERTY CHARTER SCHOOL SERIES-A (OTHER
            REVENUE)                                                                                6.00   06/01/2038      197,420
                                                                                                                           305,991
                                                                                                                        ----------
ILLINOIS: 2.07%
  150,000   LAKE COUNTY IL COMMUNITY HIGH SCHOOL DISTRICT # 117
            CAPITAL APPRECIATION SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)##                    4.80   12/01/2016      105,507
                                                                                                                        ----------
KANSAS: 1.37%
   75,000   WYANDOTTE COUNTY KS UNITED GOVERNMENT REFERENDUM
            SALES TAX SECOND LIEN AREA B (SALES TAX REVENUE)                                        5.00   12/01/2020       70,155
                                                                                                                        ----------

                6 Wells Fargo Managed Account CoreBuilder Shares


                             Portfolio of Investments--June 30, 2009 (Unaudited)

COREBUILDER SHARES - SERIES M

                                                                                                INTEREST    MATURITY
PRINCIPAL   SECURITY NAME                                                                         RATE        DATE         VALUE
---------   -------------                                                                       --------   ----------   ----------
LOUISIANA: 8.00%
$ 240,000   CITY OF NEW ORLEANS LA (SEWER REVENUE, FGIC INSURED)                                    5.38%  06/01/2014   $  226,078
  140,000   CLAIBORNE PARISH LA LAW ENFORCEMENT DISTRICT CLAIBORNE
            CORRECTIONAL FACILITIES PROJECT (MISCELLANEOUS REVENUE)                                 6.25   03/01/2019      115,265
  100,000   LOUISIANA PUBLIC FACILITIES AUTHORITY BLACK AND GOLD FACILITIES PROJECT
            SERIES A (COLLEGE & UNIVERSITY REVENUE, CIFG INSURED)                                   4.50   07/01/2038       66,613
                                                                                                                           407,956
                                                                                                                        ----------
MASSACHUSETTS: 2.02%
  100,000   MASSACHUSETTS DEVELOPMENT FINANCE AGENCY SABIS INTERNATIONAL CHARTER
            SERIES A (OTHER REVENUE)                                                                8.00   04/15/2039      103,307
                                                                                                                        ----------
MISSOURI: 4.92%
  240,000   ST. LOUIS MO LAMBERT ST. LOUIS INTERNATIONAL SERIES B (AIRPORT REVENUE, FGIC
            INSURED)                                                                                6.00   07/01/2013      251,042
                                                                                                                        ----------
NEW JERSEY: 5.76%
  245,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (CIGARETTE TAX REVENUE)                       5.75   06/15/2029      193,751
  100,000   NEW JERSEY STATE HIGHER EDUCATION ASSISTANCE AUTHORITY SERIES A
            (COLLEGE & UNIVERSITY REVENUE)                                                          5.63   06/01/2030      100,032
                                                                                                                           293,783
                                                                                                                        ----------
PENNSYLVANIA: 7.97%
  240,000   ALLEGHENY COUNTY PA AIRPORT AUTHORITY PITTSBURGH INTERNATIONAL AIRPORT
            (AIRPORT REVENUE, FGIC INSURED)                                                         6.13   01/01/2016      242,671
  165,000   CHESTER COUNTY PA RENAISSANCE ACADEMY PROJECT SERIES A (PRIVATE SCHOOL REVENUE)         5.25   10/01/2010      164,002
                                                                                                                           406,673
                                                                                                                        ----------
PUERTO RICO: 2.66%
   60,000   PUERTO RICO ELECTRIC POWER AUTHORITY SERIES UU (OTHER REVENUE,
            FIRST SECURITY BANK LOC)+/-ss                                                           1.33   07/01/2029       33,013
  100,000   PUERTO RICO SALES TAX FINANCING CORPORATION FIRST SUB-SERIES A (SALES TAX
            REVENUE)                                                                                6.38   08/01/2039      102,724
                                                                                                                           135,737
                                                                                                                        ----------
SOUTH CAROLINA: 4.76%
  240,000   TOWN OF NEWBERRY SC NEWBERRY COUNTY SCHOOL DISTRICT PROJECT (LEASE REVENUE)             5.25   12/01/2017      242,594
                                                                                                                        ----------
TENNESSEE: 4.50%
  100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL FIRST MORTGAGES
            SERIES B (HCFR, MBIA INSURED)                                                           7.00   07/01/2020      113,704
  100,000   ELIZABETHTON TN HEALTH & EDUCATIONAL FACILITIES PREFUNDED
            (EDUCATIONAL FACILITIES REVENUE, MBIA INSURED)ss                                        7.75   07/01/2029      115,654
                                                                                                                           229,358
                                                                                                                        ----------
TEXAS: 8.13%
   80,000   GARZA COUNTY TX PUBLIC FACILITY CORPORATION (LEASE REVENUE)                             4.75   10/01/2010       80,858
  250,000   LA VERNIA TX HIGHER EDUCATION FINANCE CORPORATION SERIES A
            (EDUCATIONAL FACILITIES REVENUE)                                                        6.25   02/15/2017      234,690
  100,000   VARNER CREEK TX UTILITY DISTRICT (PROPERTY TAX REVENUE)                                 5.00   08/15/2018       98,970
                                                                                                                           414,518
                                                                                                                        ----------
UTAH: 3.03%
  200,000   SPANISH FORK CITY UT AMERICAN LEADERSHIP ACADEMY (EDUCATIONAL FACILITIES REVENUE)++     5.55   11/15/2021      154,450
                                                                                                                        ----------
TOTAL MUNICIPAL BONDS & NOTES (COST $5,216,923)                                                                          5,039,333
                                                                                                                        ----------

                Wells Fargo Managed Account CoreBuilder Shares 7


Portfolio of Investments--June 30, 2009 (Unaudited)

COREBUILDER SHARES - SERIES M

  SHARES    SECURITY NAME                                                                         YIELD                    VALUE
---------   -------------                                                                       --------                ----------
SHORT-TERM INVESTMENTS: 0.50%
   25,626   WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST~+++                          0.22%               $   25,626
                                                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS (COST $25,626)                                                                                 25,626
                                                                                                                        ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $5,242,549)*                                                                      99.29%                          $5,064,959
OTHER ASSETS AND LIABILITIES, NET                                                        0.71                               36,344
                                                                                       ------                           ----------
TOTAL NET ASSETS                                                                       100.00%                          $5,101,303
                                                                                       ------                           ----------

----------
##   Zero coupon bond. Interest rate presented is yield to maturity.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(n) Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $25,626.

* Cost for federal income tax purposes is $5,242,566 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  67,379
Gross unrealized depreciation                 (244,986)
                                             ---------
Net unrealized appreciation (depreciation)   $(177,607)

The accompanying notes are an integral part of these financial statements.

                8 Wells Fargo Managed Account CoreBuilder Shares


                  Statement of Assets and Liabilities--June 30, 2009 (Unaudited)

                                                                       CoreBuilder
                                                                    Shares - Series M
                                                                    -----------------
ASSETS
Investments
   In securities, at value ......................................       $5,039,333
   In affiliates ................................................           25,626
                                                                        ----------
   Total investments at value (see cost below) ..................        5,064,959
                                                                        ----------
   Receivable for investments sold ..............................          186,194
   Receivables for dividends and interest .......................           66,437
                                                                        ----------
Total assets ....................................................        5,317,590
                                                                        ----------
LIABILITIES
   Payable for investments purchased ............................          192,606
   Dividends payable ............................................           23,681
                                                                        ----------
Total liabilities ...............................................          216,287
                                                                        ----------
TOTAL NET ASSETS ................................................       $5,101,303
                                                                        ==========
NET ASSETS CONSIST OF
   Paid-in capital ..............................................       $5,115,488
   Undistributed/overdistributed net investment income (loss) ...               24
   Undistributed net realized gain (loss) on investments ........          163,381
   Net unrealized appreciation (depreciation) of investments ....         (177,590)
                                                                        ----------
TOTAL NET ASSETS ................................................       $5,101,303
                                                                        ==========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...................................................       $5,101,303
   Shares outstanding ...........................................          512,030
   Net asset value per share ....................................       $     9.96
                                                                        ----------
Investments at cost                                                     $5,242,549
                                                                        ----------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 9


Statement of Operations--For the Six Month Period Ended June 30, 2009
(Unaudited)

                                                               CoreBuilder
                                                            Shares - Series M
                                                            -----------------
INVESTMENT INCOME
   Interest .............................................       $142,855
   Income from affiliated securities ....................            371
                                                                --------
Total investment income .................................        143,226
                                                                --------
Net investment income (loss) ............................        143,226
                                                                --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ...........................................        166,329
                                                                --------
Net realized gain and loss from investments .............        166,329
                                                                --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ...........................................        295,099
                                                                --------
Net change in unrealized appreciation (depreciation)
   of investments .......................................        295,099
                                                                --------
Net realized and unrealized gain (loss) on investments ..        461,428
NET INCREASE (DECREASE) IN NET ASSETS RESULTING                 --------
   FROM OPERATIONS ......................................       $604,654
                                                                ========

The accompanying notes are an integral part of these financial statements.

                10 Wells Fargo Managed Account CoreBuilder Shares


                                             Statements of Changes in Net Assets

                                                                               For the
                                                                             Period Ended         For the
                                                                            June 30, 2009      Period Ended
                                                                             (Unaudited)    December 31, 2008*
                                                                            -------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................     $4,639,871        $        0
OPERATIONS
   Net investment income (loss) .........................................        143,226           184,739
   Net realized gain (loss) on investments ..............................        166,329             6,100
   Net change in unrealized appreciation (depreciation) of investments ..        295,099          (472,689)
                                                                              ----------        ----------
Net increase (decrease) in net assets resulting from operations .........        604,654          (281,850)
                                                                              ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ................................................       (143,222)         (184,740)
   Net realized gain on sales of investments ............................              0            (9,027)
                                                                              ----------        ----------
Total distributions to shareholders .....................................       (143,222)         (193,767)
                                                                              ----------        ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ............................................              0         5,115,488
                                                                              ----------        ----------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ...........................................              0         5,115,488
                                                                              ----------        ----------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        461,432         4,639,871
                                                                              ==========        ==========
ENDING NET ASSETS .......................................................     $5,101,303        $4,639,871
                                                                              ==========        ==========
SHARES ISSUED AND REDEEMED
   Shares sold ..........................................................              0           512,030
                                                                              ----------        ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................              0           512,030
                                                                              ==========        ==========
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) ........................................................     $       24        $       20
                                                                              ==========        ==========

* Period from the inception of the Fund on April 15, 2008 through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                12 Wells Fargo Managed Account CoreBuilder Shares


                                                            Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net      Distributions
                                                      Value Per     Investment      Gain (Loss)      Investment        from Net
                                                        Share     Income (Loss)   on Investments       Income      Realized Gains
                                                      ---------   -------------   --------------   -------------   --------------
COREBUILDER SHARES - SERIES M
January 1, 2009 to June 30, 2009 (Unaudited) ......     $ 9.06         0.28            0.90            (0.28)           0.00
April 15, 2008(3) to December 31, 2008 ............     $10.00         0.37           (0.92)           (0.37)          (0.02)

----------
(1.) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Managed Account CoreBuilder Shares 13


Financial Highlights

                              Net Investment
                   Ending      Income (Loss)
 Distributions   Net Asset   Ratio to Average               Portfolio    Net Assets at
 in Excess of    Value Per      Net Assets       Total       Turnover    End of Period
Realized Gains     Share       (Annualized)     Return(1)    Rate(2)    (000s) omitted
--------------   ---------   ----------------   ---------   ---------   --------------
     0.00          $9.96           5.91%         12.98%         91%         $5,101
     0.00          $9.06           5.29%         (5.74)%       150%         $4,640

                14 Wells Fargo Managed Account CoreBuilder Shares


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999 and at June 30, 2009 was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the CoreBuilder Shares - Series M.

CoreBuilder Shares - Series M has been developed as an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. CoreBuilder Shares - Series M is a special purpose fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. CoreBuilder Shares - Series M enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through August 20, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to

                Wells Fargo Managed Account CoreBuilder Shares 15


Notes to Financial Statements

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments in securities:

                                                                     Significant
                                                Significant Other   Unobservable    Total Fair
                                Quoted Prices   Observable Inputs      Inputs      Value as of
Investment in Securitites*        (Level 1)         (Level 2)         (Level 3)     06/30/2009
--------------------------      -------------   -----------------   ------------   -----------
COREBUILDER SHARES - SERIES M
   Debt securities issued by
   states in the U.S. and its
   political subdivisions          $     0          $5,039,333           $0         $5,039,333
   Short-term investments           25,626                   0            0             25,626
      TOTAL                        $25,626          $5,039,333           $0         $5,064,959

* Further details on the major security types listed above can be found in the Portfolio of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                16 Wells Fargo Managed Account CoreBuilder Shares


                                                   Notes to Financial Statements

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax year: December 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

The Fund had deferred post-October capital losses occurring subsequent to December 31, 2008. For tax purposes, such losses were treated as having occurred on January 1, 2009. As of December 31, 2008, deferred post-October capital loss was as follows:

                                Deferred Post-October
FUND                                 Capital Loss
----                            ---------------------
COREBUILDER SHARES - SERIES M           $2,763

WHEN-ISSUED TRANSACTIONS

The Fund may purchase securities on a forward commitment or "when-issued" basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to absorb and pay all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g. commissions), fees payable for services provided by the Fund's securities lending agent (if any), interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund's business. This commitment has an indefinite term.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended June 30, 2009, were as follows:

FUND                            Purchases at Cost   Sales Proceeds
----                            -----------------   --------------
COREBUILDER SHARES - SERIES M       $4,459,810        $4,264,033

5. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more its shareholders that hold a significant percentage of the Fund's shares outstanding. Investment and/or voting activities of these shareholders with respect their holdings in Fund shares could have a material impact on the Fund.

At June 30, 2009, there was one shareholder, an affiliate of Wells Fargo & Company, who held 97.65% of the outstanding shares of the Fund.

                Wells Fargo Managed Account CoreBuilder Shares 17


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                        Position Held and
   Name and Age       Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------------   ----------------------   -----------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;     Co-Founder, Chairman, President and CEO of Crystal Geyser     None
66                   Chairman, since 2005     Water Company.
                     (Lead Trustee since
                     2001)


Isaiah Harris, Jr.   Trustee, since 2009      Retired. Prior thereto, President and CEO of BellSouth        CIGNA Corporation;
56                                            Advertising and Publishing Corp. from 2005 to 2007,           Deluxe Corporation
                                              President and CEO of BellSouth Enterprises from 2004 to
                                              2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                              Foundation Board of Governors and a member of the Advisory
                                              Board of Iowa State University School of Business.

Judith M. Johnson    Trustee, since 2008      Retired. Prior thereto, Chief Executive Officer and Chief     None
60                                            Investment Officer of Minneapolis Employees Retirement Fund
                                              from 1996 to 2008. Ms. Johnson is a certified public
                                              accountant and a certified managerial accountant.

David F. Larcker     Trustee, since 2009      James Irvin Miller Professor of Accounting at the Graduate    None
58                                            School of Business, Stanford University. Director of
                                              Corporate Governance Research Program and Co-Director of
                                              The Rock Center for Corporate Governance since 2006. From
                                              2005 to 2008, Professor of Accounting at the Graduate
                                              School of Business, Stanford University. Prior thereto,
                                              Ernst & Young Professor of Accounting at The Wharton
                                              School, University of Pennsylvania from 1985 to 2005.

                18 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)


                        Position Held and
   Name and Age       Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------------   ----------------------   -----------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006      Professor of Insurance and Risk Management, Wharton School,   None
56                                            University of Pennsylvania. Director of the Boettner Center
                                              on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                              associate, National Bureau of Economic Research.


Timothy J. Penny     Trustee, since 1996      President and CEO of Southern Minnesota Initiative            None
57                                            Foundation, a non-profit organization since 2007 and Senior
                                              Fellow at the Humphrey Institute Policy Forum at the
                                              University of Minnesota since 1995. Member of the Board of
                                              Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.


Donald C. Willeke    Trustee, since 1996      Principal of the law firm of Willeke & Daniels. General       None
69                                            Counsel of the Minneapolis Employees Retirement Fund from
                                              1984 to present.

OFFICERS

                        Position Held and
   Name and Age       Length of Service(2)            Principal Occupations During Past Five Years          Other Directorships
------------------   ----------------------   -----------------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and        None
50                                            President of Wells Fargo Funds Management, LLC since 2003.
                                              Senior Vice President and Chief Administrative Officer of
                                              Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo Funds      None
48                   Chief Legal Officer,     Management, LLC since 2001. Managing Counsel of Wells Fargo
                     since 2003               Bank, N.A. since 2000.

David Berardi(3)     Treasurer and            Vice President of Evergreen Investment Management Company,    None
34                   Assistant Treasurer,     LLC since 2008. Assistant Vice President of Evergreen
                     since 2009               Investment Services, Inc. from 2004 to 2008. Manager of
                                              Fund Reporting and Control for Evergreen Investment
                                              Management Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and            Senior Vice President of Evergreen Investment Management      None
35                   Assistant Treasurer,     Company, LLC since 2008. Vice President, Evergreen
                     since 2009               Investment Services, Inc. from 2004 to 2007. Assistant Vice
                                              President, Evergreen Investment Services, Inc. from 2000 to
                                              2004 and the head of the Fund Reporting and Control Team
                                              within Fund Administration since 2005.

Debra Ann Early      Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management,     None
45                   Officer, since 2007      LLC since 2007. Chief Compliance Officer of Parnassus
                                              Investments from 2005 to 2007. Chief Financial Officer of
                                              Parnassus Investments from 2004 to 2007. Senior Audit
                                              Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

               Wells Fargo Managed Account CoreBuilder Shares 19


Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES M AND
WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARES(SM) - SERIES G

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the six months covered by this report, the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the CoreBuilder Shares(SM) - Series M and CoreBuilder Shares(SM) - Series G (the "Funds") and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board has met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting over time with Funds Management and Wells Capital Management about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES

The Board noted that the Funds had less than one year of operational history as of December 31, 2008. The Board recognized the short operational history of the Funds and indicated its intent to continue to monitor each Fund's performance trends.

The Board received and considered information regarding the "zero fee and expense" structure of each Fund. Specifically, the Board noted that each Fund's gross operating expense ratio and each of its various components, including advisory fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board noted Fund Management's representations that the Funds are special purpose mutual funds for use exclusively within Funds Management's separately managed account ("SMA") advisory business and, as such, Funds Management would assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement.

                20 Wells Fargo Managed Account CoreBuilder Shares


                                                   Other Information (Unaudited)

The Board noted that Funds Management is paid a negotiated fee by each SMA sponsor and that the fee level would be identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series M, and identical for all sponsors of SMAs that invest in CoreBuilder Shares(SM) - Series G. The Board also considered comparisons of the zero fee and expense structure of the Funds to zero fee and expense structures for peer funds offered exclusively within similar SMAs. The Board noted that the zero fee and expense structures of the peer funds were similar to that of the Funds, except that one peer fund's adviser was entitled to fees, but waived all fees, leaving a net expense ratio of zero.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance history of Wells Capital Management and the expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered that the contractual investment advisory fee rate payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rate") was zero, and also reviewed and considered that each Fund's other fees would normally be zero, because of Funds Management's commitment to assume and pay or reimburse all of the ordinary operating expenses of the Funds under an Expense Assumption Agreement. The Board also reviewed and considered the contractual investment sub-advisory fee rate payable by Funds Management to Wells Capital Management for investment sub-advisory services (the "Sub-Advisory Agreement Rate"), and that such fees are paid from the fees Funds Management receives from SMA sponsors and not by the Fund.

The Board noted that the Advisory Agreement Rate was consistent with the zero fee and expense structures of peer funds and concluded that it was reasonable. In addition, the Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo business providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable. The Board did not consider separate profitability information with respect to Wells Capital Management, as its profitability from its relationship with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreement. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by Wells Capital Management to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Wells Capital Management, giving effect to differences in services covered by such fee rates.

               Wells Fargo Managed Account CoreBuilder Shares 21


Other Information (Unaudited)

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Wells Capital Management as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management's and Wells Capital Management's business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Wells Capital Management's methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                22 Wells Fargo Managed Account CoreBuilder Shares


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
CIFG   --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
ETF    --  Exchange Traded Fund
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
FSA    --  Farm Service Agency
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
HUD    --  Housing & Urban Development
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Company
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MMD    --  Municipal Market Data
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
SPDR   --  Standard & Poor's Depositary Receipts
STIT   --  Short-Term Investment Trust
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

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

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(REDUCE CLUTTER. SAVE TREES. LOGO)
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO LOGO)

FOR MORE INFORMATION

More information on the Fund is available free upon request, including the following documents:

Statement of Additional Information (SAI)

Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports

Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

To obtain copies of the above documents or for more information about WELLS FARGO COREBUILDER SHARES contact us:
By telephone:
800-368-0627

NOT FDIC - NO BANK GUARANTEE - MAY LOSE VALUE

You may also contact the financial intermediary, broker-dealer or bank, through whom you purchased Fund shares.

From the SEC:

Visit the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330 or 1-202-551-8090) or the SEC's Internet site at www.sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100"F"Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

                                                                       (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.    117067 08-09
                                                               SCBM/SAR130 06-09

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
     CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust


                             By: /s/ Karla M. Rabusch


                                     Karla M. Rabusch
                                     President

                                     Date: August 20, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By:  /s/ Karla M. Rabusch

                                      Karla M. Rabusch
                                      President

                                      Date: August 20, 2009


                             By: /s/ David S. Berardi


                                     David S. Berardi
                                     Treasurer

                                     Date: August 20, 2009